5. SEGMENT INFORMATION (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales	R$ 30,188.4	R$ 28,314.1	R$ 27,883.9
Halal [Member]
Disclosure of operating segments [line items]
Net sales	8,293.3	6,694.0	6,226.6
In-natura | Halal [Member]
Disclosure of operating segments [line items]
Net sales	6,685.1	5,588.8	5,584.3
Poultry [Member] | Halal [Member]
Disclosure of operating segments [line items]
Net sales	6,632.9	5,554.4	5,542.1
Processed foods | Halal [Member]
Disclosure of operating segments [line items]
Net sales	1,295.6	909.7	642.3
Other sales | Halal [Member]
Disclosure of operating segments [line items]
Net sales	312.6	195.5	0.0
Other | Halal [Member]
Disclosure of operating segments [line items]
Net sales	52.2	34.4	42.2
Other segments [Member]
Disclosure of operating segments [line items]
Net sales	843.1	818.0	849.2
Other segments [Member] | Ingredients [Member]
Disclosure of operating segments [line items]
Net sales	436.2	269.2	0.0
Other segments [Member] | Other sales
Disclosure of operating segments [line items]
Net sales	406.9	548.8	849.2
Brazil [Member]
Disclosure of operating segments [line items]
Net sales	16,284.8	15,188.6	14,808.0
Brazil [Member] | In-natura
Disclosure of operating segments [line items]
Net sales	3,996.8	3,489.9	3,109.0
Brazil [Member] | Poultry [Member]
Disclosure of operating segments [line items]
Net sales	3,197.1	2,697.5	2,410.3
Brazil [Member] | Pork and other
Disclosure of operating segments [line items]
Net sales	799.7	792.4	698.7
Brazil [Member] | Processed foods
Disclosure of operating segments [line items]
Net sales	12,271.3	11,681.6	11,600.8
Brazil [Member] | Other sales
Disclosure of operating segments [line items]
Net sales	16.7	17.1	98.2
International [Member]
Disclosure of operating segments [line items]
Net sales	4,767.2	5,613.5	6,000.1
International [Member] | In-natura
Disclosure of operating segments [line items]
Net sales	4,213.5	4,736.9	5,125.2
International [Member] | Poultry [Member]
Disclosure of operating segments [line items]
Net sales	3,382.4	3,401.4	4,106.5
International [Member] | Pork and other
Disclosure of operating segments [line items]
Net sales	831.1	1,335.5	1,018.7
International [Member] | Processed foods
Disclosure of operating segments [line items]
Net sales	553.4	654.0	863.7
International [Member] | Other sales
Disclosure of operating segments [line items]
Net sales	R$ 0.3	R$ 222.6	R$ 11.2